Other long-term liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Undiscounted amount of estimated cash flows required to settle liabilities	$ 64.1	$ 50.6